THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 35.0%

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 26.3%
FHLMC
5.500%, 06/01/41	$4,743	$5,521
4.500%, 05/01/48	117,486	127,243
4.000%, 08/01/44 to 09/01/48	175,931	189,660
3.500%, 08/01/30 to 11/01/48	3,889,584	4,238,988
3.000%, 01/01/47 to 04/01/51	5,706,792	6,091,193
2.500%, 10/01/31 to 11/01/50	2,141,771	2,248,213
2.000%, 03/01/36	1,687,539	1,755,120

FHLMC Multiclass Certificates Series, Ser 2021-P009, Cl A2
1.878%, 01/25/31	295,000	308,971

FHLMC Multifamily Structured Pass-Through Certificates, Ser K023, Cl X1, IO
1.208%, 08/25/22 (A) (B)	1,456,364	15,315

FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/31	260,000	287,697

FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/27	910,000	984,359

FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	10,044	11,938

FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	31,920	35,421

FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	52,237	55,845

FHLMC, Ser 2015-4479, Cl HA
3.750%, 05/15/39	55,153	56,325

FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	229,012	245,986

FNMA
6.000%, 09/01/39	908	1,077
5.500%, 04/01/36 to 07/01/40	176,801	202,748
5.000%, 02/01/31	23,066	25,429
4.500%, 04/01/35 to 08/01/48	51,737	57,795
4.000%, 06/01/42 to 06/01/48	5,323,646	5,754,382
3.734%, 02/01/48 (A)	161,331	185,315

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
3.500%, 07/01/30 to 05/01/50	$5,054,216	$5,513,298
3.040%, 01/01/28	165,000	176,892
3.000%, 12/01/31 to 06/01/51	11,428,693	12,149,431
2.500%, 11/01/50 to 07/01/51	3,145,056	3,327,502
2.000%, 05/01/51	1,474,801	1,512,706
1.850%, 09/01/35	300,000	307,561

FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	1,751	2,098

FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	5,014	5,690

FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	25,502	31,122

FNMA, Ser 2012-411, Cl A3
3.000%, 08/25/42	631,560	678,374

GNMA
5.500%, 07/20/43 to 09/20/43	5,379	6,295
4.690%, 06/20/62 (A)	333	338
4.500%, 03/15/42	60,288	67,575
4.491%, 01/20/67 (A)	64,981	73,489
3.000%, 04/20/45	109,306	115,322
2.500%, 03/20/51 to 04/20/51	2,281,749	2,388,624

GNMA, Ser 2010-H14, Cl BI, IO
1.335%, 07/20/60 (A) (B)	1,483	49

GNMA, Ser 2017-H16, Cl PT
4.679%, 05/20/66 (A)	643	674

UMBS TBA
5.000%, 08/15/51	290,000	317,323
4.500%, 09/01/33	5,242,346	5,649,652
4.000%, 08/13/39	1,723,997	1,842,241
3.500%, 08/01/40	2,300,000	2,437,820
3.000%, 08/01/42	389,412	408,198
2.500%, 08/19/34 to 08/15/51	5,674,618	5,924,068
2.000%, 08/15/36 to 08/15/51	14,769,000	15,089,488

		80,910,371

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 8.7%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (C)	23,738	25,110

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

Alen Mortgage Trust, Ser 2021-ACEN, Cl A
1.243%, VAR ICE LIBOR USD 1 Month+1.150%, 04/15/34 (C)	$585,000	$586,467

Alen Mortgage Trust, Ser 2021-ACEN, Cl B
1.743%, VAR ICE LIBOR USD 1 Month+1.650%, 04/15/34 (C)	575,000	576,802

Arbor Multifamily Mortgage Securities Trust, Ser 2021- MF2, Cl B
2.560%, 06/15/54 (A) (C)	360,000	366,768

Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
0.644%, VAR ICE LIBOR USD 1 Month+0.555%, 01/25/35 (C)	62,051	61,558

Benchmark Mortgage Trust, Ser 2020-B20, Cl A5
2.034%, 10/15/53	480,000	487,167

Benchmark Mortgage Trust, Ser 2021-B24, Cl A5
2.584%, 03/15/54	725,000	768,994

BVRT Financing Trust, Ser 2021-1F, Cl M1
1.610%, 02/10/22	324,650	324,667

BVRT Financing Trust, Ser 2021-CRT1, Cl M1
1.900%, 07/10/32	27,762	27,762

BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/35 (C)	1,185,000	1,216,828

BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.013%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/36 (C)	705,999	707,550

BX Trust, Ser 2019-MMP, Cl A
1.093%, VAR ICE LIBOR USD 1 Month+1.000%, 08/15/36 (C)	497,510	497,667

CG-CCRE Commercial Mortgage Trust, Ser 2014-FL2, Cl A
1.947%, VAR ICE LIBOR USD 1 Month+1.854%, 11/15/31 (C)	18,792	18,430

Citigroup Mortgage Loan Trust, Ser 2021-INV1, Cl A3A
2.500%, 05/25/51 (A) (C)	830,000	851,764

COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/46	1,010,000	1,041,672

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
COMM Mortgage Trust, Ser 2015-CR26, Cl C
4.478%, 10/10/48 (A)	$625,000	$680,519

COMM Mortgage Trust, Ser 2015-LC23, Cl ASB
3.598%, 10/10/48	330,836	350,305

COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/37 (C)	145,000	148,169

COMM Mortgage Trust, Ser 2020-SBX, Cl B
1.802%, 01/10/38 (C)	990,000	1,003,905

CORE Mortgage Trust, Ser 2019-CORE, Cl A
0.973%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/31 (C)	74,724	74,778

Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl B
5.629%, 01/15/49 (A) (C)	92,179	91,227

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/48	117,730	125,010

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl ASB
3.448%, 08/15/48	496,047	519,959

CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (C)	610,000	660,570

CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/49 (A)	430,000	478,492

CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/60 (A) (C)	1,019,206	1,039,234

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/34 (C)	300,000	318,517

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
4.935%, 01/10/34 (A) (C)	450,000	473,145

FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	54,169	55,252

Finance of America Structured Securities Trust
1.750%, 07/25/51	775,000	769,866

Finance of America Structured Securities Trust, Ser 2021-JR1, Cl A2
2.000%, 04/25/51	885,039	882,152

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

FREMF Mortgage Trust, Ser 2013-K31, Cl C
3.632%, 07/25/46 (A) (C)	$25,000	$26,100

FWD Securitization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/49 (A) (C)	101,580	103,671

Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/57 (A) (C)	762	762

GPMT, Ser 2021-FL3, Cl A
1.339%, VAR ICE LIBOR USD 1 Month+1.250%, 07/16/35 (C)	450,000	450,296

GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/43 (C)	35,337	35,332

GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/45	177,048	177,095

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS
3.997%, 08/15/47	825,000	879,842

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (A)	330,000	351,449

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/31 (A) (C)	145,000	149,529

JPMorgan Mortgage Trust, Ser 2021-INV2, Cl A2
2.500%, 12/25/51 (A) (C)	1,130,000	1,151,357

Mello Mortgage Capital Acceptance, Ser 2021-INV1, Cl A3
2.500%, 06/25/51 (A) (C)	975,000	998,870

Mello Warehouse Securitization Trust, Ser 2020-1, Cl A
0.989%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/53 (C)	695,000	696,595

Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/60 (A) (C)	729,227	733,427

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.344%, 05/15/48 (A)	210,000	222,926

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/49	$430,000	$462,722

Morgan Stanley Capital I Trust, Ser 2007-TOP27, Cl AJ
6.014%, 06/11/42 (A)	94,287	96,479

MortgageIT Trust, Ser 2005-1, Cl 1A1
0.729%, VAR ICE LIBOR USD 1 Month+0.640%, 02/25/35	2,698	2,699

MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/35 (A) (C)	130,000	134,964

OBX Trust, Ser 2020-EXP1, Cl 2A1A
0.839%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/60 (C)	68,944	69,005

OBX Trust, Ser 2020-EXP3, Cl 2A1A
0.989%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/60 (C)	58,559	58,672

Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.024%, 10/25/48 (A) (C)	717,048	745,337

SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/41 (C)	770,000	815,306

STACR Trust, Ser 2018-DNA3, Cl M2A
2.189%, VAR ICE LIBOR USD 1 Month+2.100%, 09/25/48 (C)	595,000	600,931

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl B
4.365%, 08/10/49 (A) (C)	1,450,000	1,501,241

UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/46	170,580	172,998

VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.337%, 11/15/30 (A) (C)	101,000	103,286

Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl C
4.693%, 10/15/45 (A)	316,000	326,479

Wells Fargo Commercial Mortgage Trust, Ser 2021-C60, Cl A4
2.342%, 08/15/54	150,000	154,449

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.309%, 03/15/48 (A)	$50,000	$51,530

WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (A)	145,000	156,616

		26,660,271

TOTAL MORTGAGE-BACKED SECURITIES (Cost $106,816,251)		107,570,642

CORPORATE OBLIGATIONS — 34.9%

COMMUNICATION SERVICES — 4.9%
AT&T
6.500%, 09/01/37	160,000	221,034
6.000%, 11/15/34	20,000	25,401
3.500%, 06/01/41	505,000	536,493
3.500%, 09/15/53 (C)	1,820,000	1,881,324
1.700%, 03/25/26	925,000	939,365
Charter Communications Operating
4.908%, 07/23/25	770,000	874,032
Cox Communications
4.800%, 02/01/35 (C)	710,000	872,088
CSC Holdings
4.500%, 11/15/31 (C)	1,060,000	1,067,950
Nokia
6.625%, 05/15/39	350,000	479,500
Sky
3.750%, 09/16/24 (C)	200,000	218,707
Sprint
7.875%, 09/15/23	515,000	582,671
Sprint Spectrum
5.152%, 03/20/28 (C)	1,250,000	1,439,650
Time Warner Cable
5.875%, 11/15/40	790,000	1,033,477
T-Mobile USA
3.875%, 04/15/30	570,000	643,581

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
Verizon Communications
5.250%, 03/16/37	$760,000	$1,015,615
4.016%, 12/03/29	251,000	290,543
3.550%, 03/22/51	415,000	451,528
2.550%, 03/21/31	595,000	618,626
ViacomCBS
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	225,000	257,618
5.900%, 10/15/40	455,000	624,184
4.750%, 05/15/25	910,000	1,031,181

		15,104,568

CONSUMER DISCRETIONARY — 1.2%
Ford Motor
9.000%, 04/22/25	980,000	1,206,331
General Motors
4.875%, 10/02/23	1,215,000	1,320,997
Resorts World Las Vegas
4.625%, 04/06/31 (C)	670,000	702,929
Volkswagen Group of America Finance
1.250%, 11/24/25 (C)	310,000	311,033

		3,541,290

CONSUMER STAPLES — 2.2%
Altria Group
10.200%, 02/06/39	40,000	70,284
5.800%, 02/14/39	785,000	985,575
2.450%, 02/04/32	1,215,000	1,196,099
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	540,000	719,476
BAT Capital
4.390%, 08/15/37	670,000	736,487
3.215%, 09/06/26	370,000	396,429
Constellation Brands
4.400%, 11/15/25	445,000	504,367
Kraft Heinz Foods
5.000%, 06/04/42	1,250,000	1,566,413
Land O’ Lakes
7.250%, (C) (D)	65,000	69,880
6.000%, 11/15/22 (C)	60,000	63,225

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Reynolds American
8.125%, 05/01/40	$45,000	$67,910
7.250%, 06/15/37	220,000	302,541

		6,678,686

ENERGY — 4.6%
Cheniere Corpus Christi Holdings
3.700%, 11/15/29	553,000	610,136
ConocoPhillips
3.750%, 10/01/27 (C)	795,000	904,922
Devon Energy
7.875%, 09/30/31	195,000	275,462
Diamondback Energy
4.750%, 05/31/25	330,000	370,503
Energy Transfer
5.250%, 04/15/29	925,000	1,102,282
4.000%, 10/01/27	70,000	78,099
Eni
4.000%, 09/12/23 (C)	1,370,000	1,462,352
Enterprise Products Operating
4.200%, 01/31/50	905,000	1,064,885
Galaxy Pipeline Assets Bidco
1.750%, 09/30/27 (C)	745,000	754,473
Hess
6.000%, 01/15/40	740,000	950,889
HollyFrontier
5.875%, 04/01/26	365,000	422,624
MPLX
4.800%, 02/15/29	625,000	740,037
New Fortress Energy
6.500%, 09/30/26 (C)	750,000	757,665
Occidental Petroleum
6.125%, 01/01/31	20,000	23,627
3.500%, 08/15/29	35,000	34,912
Rockies Express Pipeline
4.950%, 07/15/29 (C)	70,000	72,091
Sabine Pass Liquefaction
5.000%, 03/15/27	765,000	891,738
Saudi Arabian Oil
1.625%, 11/24/25 (C)	590,000	595,959
Tennessee Gas Pipeline
8.375%, 06/15/32	135,000	201,274
2.900%, 03/01/30 (C)	690,000	726,770

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Transocean Sentry
5.375%, 05/15/23 (C)	$124,061	$116,928
Tullow Oil
10.250%, 05/15/26 (C)	540,000	562,950
Valero Energy
1.200%, 03/15/24	895,000	902,708
Williams
5.800%, 11/15/43	430,000	581,304

		14,204,590

FINANCIALS — 9.7%
Apollo Management Holdings
5.000%, 03/15/48 (C)	480,000	626,456
4.400%, 05/27/26 (C)	160,000	182,872
Athene Global Funding
2.950%, 11/12/26 (C)	990,000	1,066,127
Athene Holding
4.125%, 01/12/28	1,205,000	1,365,112
Banco Santander
2.749%, 12/03/30	800,000	806,784
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/25 (C)	365,000	411,538
Bank of America
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/26	1,220,000	1,313,038
3.311%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/42	545,000	585,740
Bank of America MTN
4.000%, 01/22/25	70,000	76,789
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/30	20,000	21,242
Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.551%, (D)	600,000	657,750
Blackstone Secured Lending Fund
3.625%, 01/15/26	590,000	628,845
Canadian Imperial Bank of Commerce
0.950%, 10/23/25	200,000	200,394
CI Financial
4.100%, 06/15/51	600,000	633,842
3.200%, 12/17/30	830,000	862,502

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Citadel
4.875%, 01/15/27 (C)	$80,000	$87,133
Citigroup
8.125%, 07/15/39	415,000	723,271
Citigroup Capital III
7.625%, 12/01/36	15,000	22,412
Credit Suisse Group
3.091%, VAR United States Secured Overnight Financing Rate+1.730%, 05/14/32 (C)	460,000	480,499
F&G Global Funding
1.750%, 06/30/26 (C)	475,000	484,970
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/54 (C)	615,000	780,128
Finance of America Funding
7.875%, 11/15/25 (C)	1,175,000	1,163,250
Goldman Sachs Group
3.800%, 03/15/30	2,560,000	2,906,253
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	320,000	343,114
1.326%, VAR ICE LIBOR USD 3 Month+1.170%, 05/15/26	15,000	15,393
Goldman Sachs Group MTN
2.383%, VAR United States Secured Overnight Financing Rate+1.248%, 07/21/32	95,000	96,657
HSBC Bank
7.650%, 05/01/25	75,000	90,266
HSBC Holdings
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.649%, (D)	600,000	616,200
0.976%, VAR United States Secured Overnight Financing Rate+0.708%, 05/24/25	600,000	601,585
ING Groep
2.727%, VAR United States Secured Overnight Financing Rate+1.316%, 04/01/32	295,000	309,529
Intercontinental Exchange
3.000%, 06/15/50	300,000	303,596
Intesa Sanpaolo
4.198%, 06/01/32 (C)	650,000	668,904

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
JPMorgan Chase
3.328%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/52	$475,000	$516,273
3.200%, 06/15/26	665,000	726,673
0.680%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/27	115,000	111,047
KKR Group Finance III
5.125%, 06/01/44 (C)	120,000	159,339
Macquarie Bank
3.624%, 06/03/30 (C)	550,000	589,280
Massachusetts Mutual Life Insurance
3.375%, 04/15/50 (C)	700,000	749,410
Mercury General
4.400%, 03/15/27	819,000	930,985
Midcap Financial Issuer Trust
5.625%, 01/15/30 (C)	775,000	760,166
Morgan Stanley
1.593%, VAR United States Secured Overnight Financing Rate+0.879%, 05/04/27	300,000	304,503
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/54 (C)	73,000	76,395
Natwest Group
1.642%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.900%, 06/14/27	425,000	427,366
Nomura Holdings
2.648%, 01/16/25	360,000	379,327
Ohio National Financial Services
5.550%, 01/24/30 (C)	590,000	685,252
Prospect Capital
3.706%, 01/22/26	350,000	361,418
Santander Holdings USA
3.450%, 06/02/25	275,000	296,648
Societe Generale
3.625%, 03/01/41 (C)	435,000	446,740
Societe Generale MTN
2.625%, 01/22/25 (C)	710,000	744,148
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (C)	675,000	829,886
Validus Holdings
8.875%, 01/26/40	115,000	192,595
Wells Fargo
7.950%, 11/15/29	60,000	83,768

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Wells Fargo MTN
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/27	$675,000	$733,494
Westpac Banking
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.750%, 11/15/35	580,000	578,989

		29,815,893

HEALTH CARE — 3.9%
AbbVie
3.600%, 05/14/25	545,000	595,460
Advocate Health & Hospitals
2.211%, 06/15/30	395,000	409,034
Amgen
6.375%, 06/01/37	535,000	773,950
Bayer US Finance
3.375%, 10/08/24 (C)	30,000	32,232
Bayer US Finance II
4.700%, 07/15/64 (C)	510,000	623,241
Bon Secours Mercy Health
3.464%, 06/01/30	220,000	245,838
2.095%, 06/01/31	440,000	449,085
Cigna
2.400%, 03/15/30	50,000	52,007
CommonSpirit Health
4.350%, 11/01/42	45,000	53,794
4.187%, 10/01/49	70,000	82,737
3.910%, 10/01/50	740,000	836,699
Health Care Service A Mutual Legal Reserve
2.200%, 06/01/30 (C)	640,000	653,439
Organon
5.125%, 04/30/31 (C)	1,495,000	1,539,850
Royalty Pharma
2.200%, 09/02/30 (C)	1,040,000	1,035,121
1.750%, 09/02/27 (C)	85,000	85,492
1.200%, 09/02/25 (C)	740,000	740,066
Smith & Nephew
2.032%, 10/14/30	595,000	590,357
Takeda Pharmaceutical
3.175%, 07/09/50	850,000	885,338
Teva Pharmaceutical Finance Netherlands III
2.800%, 07/21/23	910,000	899,535

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
UnitedHealth Group
2.300%, 05/15/31	$480,000	$498,879
Utah Acquisition Sub
3.950%, 06/15/26	905,000	1,003,960

		12,086,114

INDUSTRIALS — 1.9%
Boeing
2.196%, 02/04/26	605,000	610,483
CoStar Group
2.800%, 07/15/30 (C)	765,000	790,292
Equifax
2.600%, 12/15/25	690,000	734,043
GE Capital International Funding Unlimited
4.418%, 11/15/35	785,000	963,173
Raytheon Technologies
3.950%, 08/16/25	915,000	1,019,533
Southwest Airlines
5.125%, 06/15/27	640,000	756,908
Triton Container International
2.050%, 04/15/26 (C)	450,000	456,021
United Airlines
4.375%, 04/15/26 (C)	615,000	632,761

		5,963,214

INFORMATION TECHNOLOGY — 2.4%
Broadcom
4.750%, 04/15/29	375,000	440,355
4.150%, 11/15/30	760,000	861,450
3.419%, 04/15/33 (C)	364,000	388,234
Marvell Technology
1.650%, 04/15/26 (C)	607,000	611,533
Oracle
4.375%, 05/15/55	250,000	292,176
3.800%, 11/15/37	990,000	1,098,893
3.600%, 04/01/40	1,160,000	1,241,189
3.600%, 04/01/50	180,000	187,964
2.950%, 04/01/30	120,000	128,323
QUALCOMM
1.300%, 05/20/28	745,000	737,945
Skyworks Solutions
1.800%, 06/01/26	900,000	916,439

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Vontier
2.950%, 04/01/31 (C)	$285,000	$289,332
1.800%, 04/01/26 (C)	330,000	331,210

		7,525,043

MATERIALS — 1.4%
CSN Resources
4.625%, 06/10/31 (C)	995,000	1,029,029
FMG Resources August 2006 Pty
4.375%, 04/01/31 (C)	730,000	793,875
Industrias Penoles
4.150%, 09/12/29 (C)	800,000	873,600
Nacional del Cobre de Chile
4.250%, 07/17/42 (C)	770,000	880,591
Newcrest Finance Pty
3.250%, 05/13/30 (C)	545,000	592,107

		4,169,202

REAL ESTATE — 1.4%
Essential Properties
2.950%, 07/15/31	760,000	770,296
Newmark Group
6.125%, 11/15/23	550,000	596,151
Sabra Health Care
3.900%, 10/15/29	585,000	625,130
Scentre Group Trust 1
4.375%, 05/28/30 (C)	75,000	88,400
3.625%, 01/28/26 (C)	185,000	203,274
Scentre Group Trust 2
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.379%, 09/24/80 (C)	990,000	1,057,116
Simon Property Group
2.450%, 09/13/29	1,020,000	1,062,022

		4,402,389

UTILITIES — 1.3%
Dominion Energy
3.071%, 08/15/24	110,000	117,059
DTE Energy
1.050%, 06/01/25	50,000	50,157
Oncor Electric Delivery
2.750%, 05/15/30	815,000	884,353

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Pacific Gas and Electric
2.500%, 02/01/31	$150,000	$141,412
2.100%, 08/01/27	1,035,000	1,006,856
1.750%, 06/16/22	1,345,000	1,343,154
Vistra Operations
4.300%, 07/15/29 (C)	415,000	454,087

		3,997,078

TOTAL CORPORATE OBLIGATIONS (Cost $105,066,403)		107,488,067

U.S. TREASURY OBLIGATIONS — 15.1%

U.S. Treasury Bonds
2.375%, 05/15/51	5,000,000	5,546,875
2.250%, 05/15/41	4,060,000	4,361,328
1.875%, 02/15/51	2,530,000	2,512,211
1.375%, 11/15/40 to 08/15/50	17,540,000	15,704,195
U.S. Treasury Notes
1.625%, 05/15/31	10,720,500	11,114,143
1.250%, 06/30/28	4,565,000	4,642,748
1.000%, 07/31/28	1,955,000	1,954,389
0.875%, 06/30/26	735,000	741,661

TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,286,317)		46,577,550

ASSET-BACKED SECURITIES — 13.3%

AccessLex Institute, Ser 2007-A, Cl A3
0.447%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/36	404,331	397,186
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/25 (C)	1,060,000	1,062,345
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/24	299,885	300,142
Antares CLO, Ser 2020-1A, Cl A1
2.038%, VAR ICE LIBOR USD 3 Month+1.900%, 10/23/31 (C)	285,000	286,317
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/27 (C)	338,450	339,252

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Balboa Bay Loan Funding, Ser 2020-1A, Cl A
1.484%, VAR ICE LIBOR USD 3 Month+1.350%, 01/20/32 (C)	$955,000	$958,045
BSPRT Issuer, Ser 2021-FL6, Cl A
1.193%, VAR ICE LIBOR USD 1 Month+1.100%, 03/15/36 (C)	740,000	739,005
CARLYLE US CLO, Ser 2021-1A, Cl A1
1.331%, VAR ICE LIBOR USD 3 Month+1.140%, 04/15/34 (C)	775,000	774,795
CARLYLE US CLO, Ser 2021-1A, Cl A2R
1.784%, VAR ICE LIBOR USD 3 Month+1.650%, 07/20/34 (C)	920,000	919,537
CARS-DB5, Ser 2021-1A, Cl A2
2.280%, 08/15/51 (C)	800,000	800,000
Cedar Funding V CLO, Ser 2018-5A, Cl A1R
1.234%, VAR ICE LIBOR USD 3 Month+1.100%, 07/17/31 (C)	900,000	900,635
Cedar Funding XI Clo, Ser 2021-11A, Cl B2R
1.935%, VAR ICE LIBOR USD 3 Month+1.600%, 05/29/32 (C)	1,000,000	1,000,011
Chesapeake Funding II, Ser 2018-2A, Cl A1
3.230%, 08/15/30 (C)	461,580	464,732
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/31 (C)	448,359	452,079
Chesapeake Funding II, Ser 2020-1A, Cl B
1.240%, 08/16/32 (C)	295,000	298,849
CNH Equipment Trust, Ser 2020-A, Cl A2
1.080%, 07/17/23	72,119	72,225
College Ave Student Loans, Ser 2021-A, Cl A2
1.600%, 07/25/51 (C)	464,049	465,207
College Avenue Student Loans, Ser 2021-B, Cl B
2.420%, 06/25/52 (C)	280,000	283,125
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/51 (C)	1,070,000	1,091,662
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A2
0.560%, 12/11/34 (C)	500,000	500,915
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl B
0.980%, 12/11/34 (C)	340,000	340,832
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl C
1.200%, 12/11/34 (C)	600,000	601,101
Dryden 77 CLO, Ser 2021-77A, Cl BR
1.784%, VAR ICE LIBOR USD 3 Month+1.650%, 05/20/34 (C)	875,000	874,546

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Elmwood CLO II, Ser 2021-2A, Cl AR
1.284%, VAR ICE LIBOR USD 3 Month+1.150%, 04/20/34 (C)	$900,000	$899,774
Elmwood CLO VIII, Ser 2021-1A, Cl A1
1.374%, VAR ICE LIBOR USD 3 Month+1.240%, 01/20/34 (C)	1,150,000	1,149,710
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/26 (C)	285,000	285,608
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl A
1.130%, 08/15/23 (C)	19,879	19,891
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B
0.500%, 02/18/25	760,000	760,785
Galaxy XV CLO, Ser 2021-15A, Cl ARR
1.096%, VAR ICE LIBOR USD 3 Month+0.970%, 10/15/30 (C)	1,000,000	999,749
Golub Capital BDC 3 CLO 1, Ser 2021-1A, Cl A
1.726%, VAR ICE LIBOR USD 3 Month+1.600%, 04/15/33 (C)	750,000	749,810
Goodgreen Trust, Ser 2021-1A, Cl A
2.660%, 10/15/56 (C)	688,681	700,085
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/39 (C)	107,695	112,022
JPMorgan Chase, Ser 2020-2, Cl B
0.840%, 02/25/28 (C)	401,074	401,751
JPMorgan Chase, Ser 2021-2, Cl B
0.889%, 12/26/28 (C)	580,000	580,502
LCM 32, Ser 2021-32A, Cl B
1.810%, VAR ICE LIBOR USD 3 Month+1.700%, 07/20/34 (C)	850,000	849,563
LCM XIII, Ser 2019-13A, Cl ARR
1.274%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/27 (C)	1,055,000	1,055,286
LCM XXIV, Ser 2021-24A, Cl AR
1.114%, VAR ICE LIBOR USD 3 Month+0.980%, 03/20/30 (C)	1,500,000	1,500,010
Magnetite XXVIII, Ser 2020-28A, Cl A
1.395%, VAR ICE LIBOR USD 3 Month+1.270%, 10/25/31 (C)	250,000	250,064
MF1, Ser 2020-FL4, Cl A
1.859%, VAR SOFR30A+1.814%, 11/15/35 (C)	405,000	409,947
MVW, Ser 2021-1WA, Cl A
1.140%, 01/22/41 (C)	525,214	526,114

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/42 (C)	$234,506	$238,447
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (C)	73,385	74,848
Navient Private Education Refi Loan Trust, Ser 2020-CA, Cl A1
0.843%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/68 (C)	410,021	410,666
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/69 (C)	534,079	534,706
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/69 (C)	210,580	211,381
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/69 (C)	385,000	385,179
Neuberger Berman Loan Advisers CLO 40, Ser 2021- 40A, Cl A
1.186%, VAR ICE LIBOR USD 3 Month+1.060%, 04/16/33 (C)	1,500,000	1,499,624
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
0.799%, VAR ICE LIBOR USD 1 Month+0.710%, 12/25/33	12,234	12,059
Octagon Investment Partners 50, Ser 2020-4A, Cl A1
1.426%, VAR ICE LIBOR USD 3 Month+1.300%, 10/15/33 (C)	365,000	365,586
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/30 (C)	126,577	130,309
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/38 (C)	233,511	242,027
PFS Financing, Ser 2018-F, Cl A
3.520%, 10/15/23 (C)	164,000	165,391
Prestige Auto Receivables Trust, Ser 2020-1A, Cl A2
0.520%, 02/15/24 (C)	229,863	230,023
Santander Consumer Auto Receivables Trust, Ser 2021- AA, Cl A3
0.330%, 10/15/25 (C)	1,365,000	1,364,920
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	79,339	86,527

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Scholar Funding Trust, Ser 2011-A, Cl A
1.032%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/43 (C)	$435,334	$440,203
SEQUOIA INFRASTRUCTURE FUNDING I, Ser 2021- 1A, Cl A
1.595%, VAR ICE LIBOR USD 3 Month+1.400%, 04/15/31 (C)	545,000	544,778
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
0.449%, VAR ICE LIBOR USD 3 Month+0.330%, 03/15/24	7,481	7,469
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/51 (C)	595,631	596,649
SMB Private Education Loan Trust, Ser 2021-B, Cl B
2.650%, 07/17/51 (C)	295,000	303,424
SoFi Consumer Loan Program Trust, Ser 2019-2, Cl C
3.460%, 04/25/28 (C)	420,000	429,654
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/28 (C)	32,933	33,111
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/43 (C)	365,000	366,008
South Carolina Student Loan, Ser 2015-A, Cl A
1.589%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/36	780,998	787,439
Stack Infrastructure Issuer, Ser 2020-1A, Cl A2
1.893%, 08/25/45 (C)	415,000	417,978
STWD, Ser 2019-FL1, Cl A
1.239%, VAR SOFR30A+1.194%, 07/15/38 (C)	425,000	425,133
SUNNOVA HELIOS II ISSUER, Ser 2021-A, Cl A
1.800%, 02/20/48 (C)	446,589	446,981
Symphony CLO XIX, Ser 2018-19A, Cl A
1.086%, VAR ICE LIBOR USD 3 Month+0.960%, 04/16/31 (C)	250,000	249,628
Symphony CLO XXVI, Ser 2021-26A, Cl AR
1.214%, VAR ICE LIBOR USD 3 Month+1.080%, 04/20/33 (C)	755,000	754,811
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/24 (C)	36,326	36,468
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/58 (A) (C)	49,697	51,455
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/59 (A) (C)	131,318	136,091

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.089%, VAR ICE LIBOR USD 1 Month+1.000%, 05/25/58 (C)	$608,269	$612,322
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/58 (A) (C)	742,476	754,313
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (A) (C)	168,848	173,822
Venture XXV CLO, Ser 2021-25A, Cl BR
1.834%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/29 (C)	925,000	924,535
Venture XXVI CLO, Ser 2021-26A, Cl BR
1.834%, VAR ICE LIBOR USD 3 Month+1.700%, 01/20/29 (C)	700,000	699,648
Wheels SPV 2, Ser 2020-1A, Cl A2
0.510%, 08/20/29 (C)	228,655	229,116
Zais CLO 16, Ser 2020-16A, Cl A2
2.434%, VAR ICE LIBOR USD 3 Month+2.300%, 10/20/31 (C)	250,000	250,098

TOTAL ASSET-BACKED SECURITIES
(Cost $40,695,363)		40,796,041

SOVEREIGN DEBT — 0.5%

Colombia Government International Bond
3.250%, 04/22/32	750,000	733,282
Mexico Government International Bond
2.659%, 05/24/31	900,000	885,168

TOTAL SOVEREIGN DEBT
(Cost $1,642,559)		1,618,450

MUNICIPAL BONDS — 0.4%

GEORGIA — 0.4%
Georgia State, Municipal Electric Authority, RB, Ser 2010-A
7.055%, 04/01/57	206,000	311,754
6.637%, 04/01/57	623,000	966,925

TOTAL MUNICIPAL BONDS
(Cost $1,211,088)		1,278,679

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

LOAN PARTICIPATIONS — 0.1%

	Face Amount	Value
Hard Rock Northern Indiana, Delayed Term Loan
11.000%, 11/06/25	$7,770	$8,450
Hard Rock Northern Indiana, Term Loan, 1st Lien
11.000%, 11/06/25	107,230	116,613

TOTAL LOAN PARTICIPATIONS
(Cost $112,497)		125,063

COMMON STOCK — 0.0%

	Shares
INFORMATION TECHNOLOGY — 0.0%
Sungard AS *	190	—

TOTAL COMMON STOCK
(Cost $4,750)		—

TOTAL INVESTMENTS — 99.3%
(Cost $301,835,228)		$305,454,492

Percentages are based on Net Assets of $307,699,318.

*	Non-income producing security.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Securities considered illiquid. The total value of such securities as of July 31, 2021 was $15,364 and represented 0.0% of Net Assets.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at July 31, 2021 was $93,219,671 and represents 30.3% of Net Assets.

(D)	Perpetual security with no stated maturity date.

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2021 (Unaudited)

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

UMBS — Uniform Mortgage-Backed Security

USD — U.S. Dollar

VAR — Variable Rate

As of July 31, 2021, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MIM-QH-001-0200